CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 2,200	$ 1,956
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS, at cost, shares	2,394,573